Leases - Summary of Cash Paid for Amounts Included in the Measurement of the Operating Lease Liabilities (Details) $ in Thousands	12 Months Ended
Oct. 31, 2022 USD ($)
Leases [Abstract]
Cash paid for amounts included in the measurement of operating lease liabilities	$ 62